Sales - Other operating revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales
Other operating income (expense)	$ (24,812)	$ 195,932	$ 24,973